Statement of directors approval	6 Months Ended
Jun. 30, 2024
Statement of directors' approval
Statement of directors' approval	2. Statement of directors’ approval The unaudited consolidated interim financial statements were approved for issue by the board of directors of the Company (the “Board”) on July 23, 2024.